Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Maturity (Details) € in Thousands	Jun. 30, 2022 EUR (€)
Disclosure of financial liabilities [line items]
Convertible notes	€ 0
Conditional advances	5,281
Bank loans	10,129
Other	3,126
Total financial liabilities	18,536
Less than one year
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	1,502
Other	3,126
Total financial liabilities	4,628
One to three years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	5,071
Other	0
Total financial liabilities	5,071
Three to five years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	2,399
Other	0
Total financial liabilities	2,399
More than five years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	5,281
Bank loans	1,157
Other	0
Total financial liabilities	€ 6,438